Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair Value Of Financial Instruments Tables
Fair value measurement within the three levels of value hierarchy

	Fair Value at June 30, 2014
	Total	Level 1	Level 2	Level 3
Liabilities:
Contingent acquisition debt, current portion	$2,475	$-	$-	$2,475
Contingent acquisition debt, less current portion	9,282			9,282

Total liabilities	$11,757	$-	$-	$11,757

	Fair Value at December 31, 2013
	Total	Level 1	Level 2	Level 3
Liabilities:
Contingent acquisition debt, current portion	$1,072	$-	$-	$1,072
Contingent acquisition debt, less current portion	6,008			6,008

Total liabilities	$7,080	$-	$-	$7,080

	Fair Value at December 31, 2013
	Total	Level 1	Level 2	Level 3
Liabilities:
Contingent acquisition debt	$7,080	$-	$-	$7,080

Total liabilities	$7,080	$-	$-	$7,080

	Fair Value at December 31, 2012
	Total	Level 1	Level 2	Level 3
Liabilities:
Contingent acquisition debt	$5,684	$-	$-	$5,684

Total liabilities	$5,684	$-	$-	$5,684

Contingent acquisition liabilities measured at fair value
Contingent Consideration
Balance at December 31, 2011	$4,670
Level 3 liabilities acquired	868
Level 3 liabilities settled	(984)
Adjustments to liabilities included in earnings	1,130
Balance at December 31, 2012	5,684
Level 3 liabilities acquired	2,149
Level 3 liabilities settled	(805)
Adjustments to liabilities included in earnings	52
Balance at December 31, 2013	$7,080